N-6	Apr. 25, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Northwestern Mutual Variable Life Account II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Executive Variable Universal Life II
Prospectus:
Fees and Expenses [Text Block]
Charges for Early Withdrawals	Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.	Fee and Expense Tables – Transaction Fees (Withdrawal Fee)
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, requesting more than one illustration in a Policy Year, changes to your Death Benefit option or Specified
Amount, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2023, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.

You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
				Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	2.21%
	* As a percentage of Portfolio assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.	Fee and Expense Tables – Transaction Fees (Withdrawal Fee)

Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, requesting more than one illustration in a Policy Year, changes to your Death Benefit option or Specified
Amount, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2023, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.

You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
				Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	2.21%
	* As a percentage of Portfolio assets.

Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	2.21%
Investment Options Footnotes [Text Block]	* As a percentage of Portfolio assets.
Risks [Table Text Block]
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Risks of the Policy – Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. The value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy – Policy for Long-Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) available under the Policy. Each Portfolio (and any fixed account investment option) will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk Also see The Funds and The Fixed Option (NM Strength and Stability Account) sections
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern
Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Risks of the Policy – Investment Risk and the Northwestern Mutual section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Risks of the Policy –Policy Lapse Information About the Policy – Termination and Reinstatement

Investment Restrictions [Text Block]	Transfers or allocations to the Government Money Market Division and the Policy’s fixed option, the NM Strength and Stability Account (the “SAS Account”), are subject to certain restrictions. We do not permit transfers from the SAS Account to the Divisions.Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy. Currently, there is no charge when you transfer Contract Fund Value among Divisions and the SAS Account. However, we reserve the right to charge $25 for each transfer. You may invest in up to 30 Divisions at a time.Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such Portfolio.
Optional Benefit Restrictions [Text Block]	Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	The Policy is sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on the Policy with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Policy over other investments.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer this Policy in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase this Policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee and Expense TablesThe following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected. Transaction Fees The table below describes the fees and expenses that are payable at the time that you buy the Policy, make premium payments, surrender the Policy, make withdrawals, transfer assets among investment options, or make certain changes to the Policy.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	No maximum — Charges may increase to reflect actual costs	2.00% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment		0.55% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge
37.00% of premium up to Target Premium[2]and
3.95% of premium in excess of Target Premium in
Policy Year 1; 9.90% of premium up to Target
Premium and 3.95% of premium in excess of Target
Premium in Policy Year 2-10; 3.95% of premium in
Policy Years 11 and beyond[3]

Withdrawal Fee[4]	Upon withdrawal	$25.00	Currently waived
Transfer Fee[4]	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee[4]	Upon change in Death Benefit option	$25.00	Currently waived
Change in Specified Amount Fee[4]	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Request for Additional Illustration Charge[4,5]	Upon request for more than one illustration in a Policy Year	$25.00 per illustration for each additional illustration in a Policy Year	Currently waived
Expedited Delivery Charge[4,6]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[7]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[4,6]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[7]	$25 per transfer (up to $50 for international wires)
[1]This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.[2]The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.[3]For Issue Ages above age 60, the sales load percentages that apply to Premium Payments up to the Target Premium are lower in Policy Years 1-10.[4]Fees and charges are deducted from Contract Fund Value (see “Glossary of Terms”).[5]An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.[6]This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[7]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.Periodic Charges (Other than Portfolio Operating Expenses)[1] The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Year. Please see “Policy Year” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		$0.03 (monthly) per $1,000 of net amount at risk	$0.01 (monthly) per $1,000 net amount at risk
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification[5]	$0.23 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.04 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)
Percent of Contract Fund Value Charge[6]	Monthly, on each Monthly Processing Date	All Policy Years: 0.60% annually (0.05% monthly rate) of Contract Fund Value	All amounts in the Divisions: 0.07% annually (0.006% monthly rate) of Contract Fund Value SAS Account: 0.32% annually (0.027% monthly rate) of Contract Fund Value
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$26 (monthly)	$14 (monthly)
Minimum Charge[8]		$15 (monthly)	$6 (monthly)
Charge for Insured Issue Age 50, Guaranteed Issue Non Tobacco underwriting classification	$15 (monthly)	$6 (monthly)
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		Same as current charge	1.92% (monthly) of Target Premium during Policy Years 1-10
Minimum Charge[10]		Same as current charge	0.65% (monthly) of Target Premium during Policy Years 1-10
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.69% (monthly) of Target Premium during Policy Years 1-10
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.02 per $1,000 of Guaranteed Minimum Death Benefit	$0.01 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt	0.72% annually (0.06% monthly rate) of Policy Debt for Policy Years 1-20 0.22% annually (0.0183% monthly rate) of Policy Debt for Policy Years 21 and above
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		Same as current charge	$0.029 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[14]		Same as current charge	$0.004 (monthly) per $1,000 of Initial Specified Amount
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	$0.004 (monthly) per $1,000 of Initial Specified Amount
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.014 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.03 (monthly) per $1.00 of Selected Monthly Premium, or $0.05 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.004 (monthly) per $1.00 of Selected Monthly Premium	$0.001 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.04 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.01 (monthly) per $1.00 of Selected Monthly Premium, or $0.01 (monthly) per $1.00 of Specified Monthly Charges
[1]The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insuredunderwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” in the Prospectus for more details regarding each charge). Charges may be different if your Policyis “Paid-up” (see “Other Benefits Available Under the Policy – Paid Up Insurance” in the Prospectus). Policy Debt Expense, Contract Fund Value Charge, Specified Amount Charge, and Loan Spread Charge are lower if the Policy is issued without the Surrender of Policy Endorsement and this table assumes Policies were issued with the Endorsement. (See “Other Benefits Available Under the Policy—Surrender of Policy Endorsement” in the Prospectus). We anticipate the vast majority of Policies will be issued with the Surrender of Policy Endorsement. Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the Guaranteed Maximum Charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations” in the Prospectus). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.[2]The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year and issued with the Surrender of Policy Endorsement, and that the Insured has the following characteristics: Female, Issue Ages 28-33, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Policy was issued with the Surrender of PolicyEndorsement and that the Insured has the following characteristic: Female, Issue Age 18-22 Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value.[6]For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account. The current Contract Fund Value Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement. For a Policy issued without the Surrender of Policy Endorsement the current Contract Fund Value Charge: All Divisions: 0.00% annually (0.000% monthly rate) of Contract Fund Value and for SAS Account: 0.25% annually (0.021% monthly rate) of Contract Fund Value.[7]The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 18-75, Guaranteed Issue underwriting classification.[9]For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 25, All Tobacco (excluding CGI) underwriting classification.[10]The Minimum Charge for the Specified Amount Charge assumes that the Insured has the following characteristics: Issue Age 65 – 75, Non-Tobacco/ Occasional Tobacco, Guaranteed Issue underwriting classification.[11]This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the interest rate is calculated. The current Policy DebtExpense Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.[12]The current minimum Specified Amount is $50,000 for all Issue Ages.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18, Class 1 to 9 Non-Tobacco/Occasional Tobacco; Standard Plus Tobacco; and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18-75, Guaranteed Issue underwriting classification.[15]The charges for the Selected Monthly Premium vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy – Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 18, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.Annual Portfolio Operating Expenses The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2023 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	2.21%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	2.16%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Transaction Expenses [Table Text Block]	The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected. Transaction Fees The table below describes the fees and expenses that are payable at the time that you buy the Policy, make premium payments, surrender the Policy, make withdrawals, transfer assets among investment options, or make certain changes to the Policy.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	No maximum — Charges may increase to reflect actual costs	2.00% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment		0.55% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge
37.00% of premium up to Target Premium[2]and
3.95% of premium in excess of Target Premium in
Policy Year 1; 9.90% of premium up to Target
Premium and 3.95% of premium in excess of Target
Premium in Policy Year 2-10; 3.95% of premium in
Policy Years 11 and beyond[3]

Withdrawal Fee[4]	Upon withdrawal	$25.00	Currently waived
Transfer Fee[4]	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee[4]	Upon change in Death Benefit option	$25.00	Currently waived
Change in Specified Amount Fee[4]	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Request for Additional Illustration Charge[4,5]	Upon request for more than one illustration in a Policy Year	$25.00 per illustration for each additional illustration in a Policy Year	Currently waived
Expedited Delivery Charge[4,6]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[7]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[4,6]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[7]	$25 per transfer (up to $50 for international wires)
[1]This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.[2]The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.[3]For Issue Ages above age 60, the sales load percentages that apply to Premium Payments up to the Target Premium are lower in Policy Years 1-10.[4]Fees and charges are deducted from Contract Fund Value (see “Glossary of Terms”).[5]An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.[6]This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[7]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Sales Load, Description [Text Block]	Sales Load
Sales Load, When Deducted [Text Block]	Upon each Premium Payment
Sales Load (of Premium Payments), Maximum [Percent]	37.00%
Sales Load (of Premium Payments), Minimum [Percent]	3.95%
Sales Load (of Other Amount), Maximum [Percent]	3.95%
Sales Load, Footnotes [Text Block]	The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.[3]For Issue Ages above age 60, the sales load percentages that apply to Premium Payments up to the Target Premium are lower in Policy Years 1-10.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon each Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.00%
Deferred Sales Charge, Description [Text Block]	Withdrawal Fee[4]
Deferred Sales Charge, When Deducted [Text Block]	Upon withdrawal
Deferred Sales Load, Maximum [Dollars]	$ 25.00
Transfer Fees, Description [Text Block]	Transfer Fee[4]
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Maximum [Dollars]	$ 25.00
Periodic Charges [Table Text Block]	Periodic Charges (Other than Portfolio Operating Expenses)[1] The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Year. Please see “Policy Year” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		$0.03 (monthly) per $1,000 of net amount at risk	$0.01 (monthly) per $1,000 net amount at risk
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification[5]	$0.23 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.04 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)
Percent of Contract Fund Value Charge[6]	Monthly, on each Monthly Processing Date	All Policy Years: 0.60% annually (0.05% monthly rate) of Contract Fund Value	All amounts in the Divisions: 0.07% annually (0.006% monthly rate) of Contract Fund Value SAS Account: 0.32% annually (0.027% monthly rate) of Contract Fund Value
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$26 (monthly)	$14 (monthly)
Minimum Charge[8]		$15 (monthly)	$6 (monthly)
Charge for Insured Issue Age 50, Guaranteed Issue Non Tobacco underwriting classification	$15 (monthly)	$6 (monthly)
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		Same as current charge	1.92% (monthly) of Target Premium during Policy Years 1-10
Minimum Charge[10]		Same as current charge	0.65% (monthly) of Target Premium during Policy Years 1-10
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.69% (monthly) of Target Premium during Policy Years 1-10
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.02 per $1,000 of Guaranteed Minimum Death Benefit	$0.01 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt	0.72% annually (0.06% monthly rate) of Policy Debt for Policy Years 1-20 0.22% annually (0.0183% monthly rate) of Policy Debt for Policy Years 21 and above
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		Same as current charge	$0.029 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[14]		Same as current charge	$0.004 (monthly) per $1,000 of Initial Specified Amount
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	$0.004 (monthly) per $1,000 of Initial Specified Amount
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.014 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.03 (monthly) per $1.00 of Selected Monthly Premium, or $0.05 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.004 (monthly) per $1.00 of Selected Monthly Premium	$0.001 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.04 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.01 (monthly) per $1.00 of Selected Monthly Premium, or $0.01 (monthly) per $1.00 of Specified Monthly Charges
[1]The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insuredunderwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” in the Prospectus for more details regarding each charge). Charges may be different if your Policyis “Paid-up” (see “Other Benefits Available Under the Policy – Paid Up Insurance” in the Prospectus). Policy Debt Expense, Contract Fund Value Charge, Specified Amount Charge, and Loan Spread Charge are lower if the Policy is issued without the Surrender of Policy Endorsement and this table assumes Policies were issued with the Endorsement. (See “Other Benefits Available Under the Policy—Surrender of Policy Endorsement” in the Prospectus). We anticipate the vast majority of Policies will be issued with the Surrender of Policy Endorsement. Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the Guaranteed Maximum Charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations” in the Prospectus). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.[2]The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year and issued with the Surrender of Policy Endorsement, and that the Insured has the following characteristics: Female, Issue Ages 28-33, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Policy was issued with the Surrender of PolicyEndorsement and that the Insured has the following characteristic: Female, Issue Age 18-22 Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value.[6]For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account. The current Contract Fund Value Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement. For a Policy issued without the Surrender of Policy Endorsement the current Contract Fund Value Charge: All Divisions: 0.00% annually (0.000% monthly rate) of Contract Fund Value and for SAS Account: 0.25% annually (0.021% monthly rate) of Contract Fund Value.[7]The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 18-75, Guaranteed Issue underwriting classification.[9]For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 25, All Tobacco (excluding CGI) underwriting classification.[10]The Minimum Charge for the Specified Amount Charge assumes that the Insured has the following characteristics: Issue Age 65 – 75, Non-Tobacco/ Occasional Tobacco, Guaranteed Issue underwriting classification.[11]This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the interest rate is calculated. The current Policy DebtExpense Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.[12]The current minimum Specified Amount is $50,000 for all Issue Ages.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18, Class 1 to 9 Non-Tobacco/Occasional Tobacco; Standard Plus Tobacco; and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18-75, Guaranteed Issue underwriting classification.[15]The charges for the Selected Monthly Premium vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy – Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 18, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge[2]
Insurance Cost, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Insurance Cost, Representative Investor [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification[5]	$0.23 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.04 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)

Insurance Cost (of Face Amount), Maximum [Percent]	83.00%
Insurance Cost (of Face Amount), Minimum [Percent]	0.01%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year and issued with the Surrender of Policy Endorsement, and that the Insured has the following characteristics: Female, Issue Ages 28-33, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Policy was issued with the Surrender of PolicyEndorsement and that the Insured has the following characteristic: Female, Issue Age 18-22 Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value.
Expense Risk Fees, Description [Text Block]	Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly, on each Monthly Processing Dateduring the first ten Policy Years
Expense Risk Fees, Representative Investor [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.69% (monthly) of Target Premium during Policy Years 1-10

Expense Risk Fees (of Face Amount), Maximum [Percent]	1.92%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.65%
Expense Risk Fees, Footnotes [Text Block]	For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 25, All Tobacco (excluding CGI) underwriting classification.[10]The Minimum Charge for the Specified Amount Charge assumes that the Insured has the following characteristics: Issue Age 65 – 75, Non-Tobacco/ Occasional Tobacco, Guaranteed Issue underwriting classification.
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Contract Fund Value Charge[6]
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	(0.05%)
Mortality And Expense Risk Fees, Footnotes [Text Block]	For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account. The current Contract Fund Value Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement. For a Policy issued without the Surrender of Policy Endorsement the current Contract Fund Value Charge: All Divisions: 0.00% annually (0.000% monthly rate) of Contract Fund Value and for SAS Account: 0.25% annually (0.021% monthly rate) of Contract Fund Value.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Administrative Expenses, Representative Investor [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non Tobacco underwriting classification	$15 (monthly)	$6 (monthly)

Administrative Expense, Maximum [Dollars]	$ 26
Administrative Expense, Current [Dollars]	14
Administrative Expense, Minimum [Dollars]	$ 6
Administrative Expense, Footnotes [Text Block]	The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 18-75, Guaranteed Issue underwriting classification.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Operating Expenses The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2023 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	2.21%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	2.16%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Portfolio Company Expenses [Text Block]	Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	2.21%
Item 5. Principal Risks [Table Text Block]	Risks of the Policy Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. The value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties. Investment Risk Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed, and you can lose money. Depending on any Death Benefit Guarantee in effect, you may be required to pay more premiums than originally planned in order to keep the Policy in force. A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading. Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, including any available fixed options, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees. Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period, unless the Death Benefit Guarantee is in effect. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions. Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse. Limitations on Access to Your Values Accessing your Policy's value may have tax consequences. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Contract Fund Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.

Amounts allocated to the NM Strength and Stability Account cannot be transferred to the Divisions. As a result you should carefully consider whether this option meets your investment needs. Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”). Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future. Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Death BenefitLife Insurance Benefit As long as your Policy is in force, we will pay the Life Insurance Benefit to your beneficiary or beneficiaries once we receive at our Home Office satisfactory proof of the Insured's death, subject to the limitations stated in the Policy or imposed by law. We will pay the Life Insurance Benefit either in a lump sum or, at your option or the option of your beneficiary, by establishing a fixed Income Plan in the beneficiary’s name. (See “Other Benefits Available Under the Policy—
Income Plans”). Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy. Subject to applicable provisions of the policy (e.g., misstatements), the amount of the Life Insurance Benefit will be:•the Death Benefit, or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee; minus•the amount of any Policy Debt; minus•the amount of any adjustments to the Life Insurance Benefit where (i) the Death Benefit Guarantee is keeping the Policy in force and the Insured dies during the Death Benefit Guarantee Grace Period or (ii) the Insured dies during a Policy Grace Period. (See “Death Benefit Guarantee Grace Period” and “Termination and Reinstatement”).These amounts will be determined as of the date of the Insured's death. Even though the Owner does not have the right to take any Policy loans or withdrawals after the date of the Insured's death, any Policy loans or withdrawals that are taken after the date of the Insured's death will be deducted from the Life Insurance Benefit. We will pay the Life Insurance Benefit to the beneficiary if he or she survives the Insured and is alive on the date of payment. (See “Other Policy Provisions—Naming a Beneficiary”). If no Income Plan is elected, we will pay interest on the Life Insurance Benefit from the date of the Insured’s death based on rates declared by the Company or as required by applicable state law. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Death Benefit. The Company will usually mail the proceeds of your Life Insurance Benefit within seven days after we receive all satisfactory proof of death at our Home Office. However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.Death Benefit Options The Death Benefit before the Policy Anniversary nearest the Insured’s 121st birthday is determined by the Death Benefit option in effect at the time of the Insured’s death. The Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be equal to the Policy Value. If you select the Death Benefit Guarantee option with a lifetime period and the guarantee has not previously terminated, then the Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be the greater of the Policy Value or the Guaranteed Minimum Death Benefit.The Policy provides for three Death Benefit options: •Option A—the greater of the Specified Amount or the Minimum Death Benefit;•Option B—the greater of the Specified Amount plus Policy Value or the Minimum Death Benefit; or•Option C—the greater of the Specified Amount plus Cumulative Premiums minus Cumulative Withdrawals or the Minimum Death Benefit.All three death benefit options may not be available in all states. We calculate the amount available under the applicable Death Benefit option as of the date of the Insured’s death. You must elect a Death Benefit option at issue or your application will be deemed not in Good Order, in which case either we or your Financial Representative may notify you in an effort to conform your application to our then-current requirements.The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under the Code. For purposes of Option C, cumulative Premium Payments do not include amounts credited to the Policy under the Selected Monthly Premium Benefit.Minimum Death Benefit The Minimum Death Benefit is the amount required by federal tax law to maintain the Policy as a life insurance contract. Under any of the Death Benefit options, we will increase the Death Benefit if necessary to satisfy this requirement. A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. You may choose either the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy’s Death Benefit to equal or exceed a defined relationship to, or multiple of, the Policy Value. You make the choice of testing methods when you purchase a Policy and it cannot be changed. For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table.Guideline Premium/Cash Value—Corridor Test Multiples
Attained Age	Policy Value %	Attained Age	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	116
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130
For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the Attained Age of the Insured, the Policy’s underwriting classification and an interest rate that is the greater of the rate or rates guaranteed at issue under the Policy or the applicable accumulation test interest rate as defined in Internal Revenue Code section 7702 (currently 2%). An adjustment to the net single premium is made for certain kinds of optional benefits, if any. Generally, the Guideline Premium/Cash Value Corridor Test has lower minimum multiples than the Cash Value Accumulation Test. This means that, given the same Policy Value, the minimum Death Benefit permissible by federal income tax law may be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test limits the amount of Premium Payment that may be paid in each Policy Year. Generally, the Cash Value Accumulation Test has no such annual limitation and, therefore, may allow more Premium Payments to be paid during the early Policy Years.For certain Policies issued with a Surrender of Policy Endorsement, the minimum multiples for both the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test are applied to the sum of the Contract Fund Value and the Endorsement Amount during the period of the Endorsement. (See “Other Benefits Available Under the Policy—Surrender of Policy Endorsement”).Changing Death Benefit Options You may change the Death Benefit option at any time while the Policy is in force, upon written request and subject to our approval. Death Benefit option changes are subject to our insurability requirements and issue limits. In addition, we will not permit a change if it is not allowed in your state or if it would result in either (i) your Policy being disqualified as a life insurance contract under federal tax law, or (ii) a Specified Amount less than the minimum Specified Amount we require for issuance of a new Policy at the time of the change. A Death Benefit option change may affect the Policy Value and Specified Amount, and also result in changes to, or termination of, the Death Benefit Guarantee. The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Charges and Deductions – Monthly Policy Charges and Service Charges”). A Death Benefit option change results in the same net amount at risk at the time of the change, but may result in a larger net amount at risk over time than had the change not occurred. For example, a change from Death Benefit Option A to Option B should result in moving from a net amount at risk that would decline over time (assuming increasing Policy Value) to a net amount at risk that would remain level over time. Changing the Death Benefit option may have tax consequences. (See “Tax Considerations”). If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to charge for a Death Benefit option change (See “Charges and Deduction—Monthly Policy Charges and Service Charges”). Death Benefit Guarantee The Policy offers an optional Death Benefit Guarantee Period elected at issue. See “Other Benefits Available Under the Policy” for more information about this benefit.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the PolicyIn addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver Benefit: Selected Monthly Premium	For an Insured who has become totally disabled the company will make minimum premium payments equal to or greater than monthly charges without the Policy lapsing	Optional
•Not available for all
ages or
underwriting
classifications
•The insured must
become totally
disabled while this
benefit is in force
and the disability
must result from
an accident or
sickness and must
last for at least six
months
•There is a charge
for this benefit

Death Benefit Guarantee	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy	Optional	•Must be elected at issue •Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination •There is a charge for this benefit
Surrender of Policy Endorsement (SOPE)	Allows for receipt of an additional amount in excess of Cash Surrender Value if the Policy is surrendered within the first ten Policy Years	Optional	•Some monthly charges are higher for policies issued with a SOPE •May not be available in all states
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected
by Owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•For death benefit
proceeds, must be
selected while the
Insured is living or
within 60 days
after the death of
the Insured

Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	•Requires premium payments be paid •There may be a cost associated with exchange •Exchange may have tax consequences
Paid-up Insurance	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations	Standard
•Must be selected
by Owner
•Election is
irrevocable
•Policy Debt and
charges continue
•When in force as
Paid-up insurance,
no additional
premium is allowed
on the Policy, your
Death Benefit
option will be
irrevocably
changed and you
may not add
optional benefits to
the Policy

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	•Must be selected by Owner
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	•Must be selected by Owner •The SAS Account is not included in portfolio rebalancing
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
•Must be selected
by Owner
•Only one model is
available at a time
•Models are “static”
and therefore the
Owner must make
an affirmative
election to change
models
•Available models
may change in the
future

Optional Benefits Available for a Charge There are currently two optional benefits available for purchase under the Policy: (1)the Waiver Benefit: Selected Monthly Premium Benefit; and(2)the Death Benefit GuaranteeThe Selected Monthly Premium Benefit may be elected at any time while the Insured is between Attained Ages 0 and 59. If the Owner seeks to add the Selected Monthly Premium Benefit after the Policy has been issued, the addition of the benefit will be subject to the Company’s then-current underwriting standards. This optional benefit is not available for all Attained Ages and underwriting classifications and may not be available in all states. The Death Benefit Guarantee must be elected at issue. If you select either of these optional benefits a charge for the benefit will be added to the Monthly Policy Charge. (See “Periodic Charges Other than Fund Operating Expenses”). Any such charge will continue to be assessed as long as the benefit remains in force, except that charges for the Selected Monthly Premium Benefit will be waived when the Insured is totally disabled, subject to the terms and conditions of the benefit. Once the Policy has been issued, the Selected Monthly Premium Benefit may be added to the Policy, subject to the Company’s insurability requirements and other rules. If the written request to terminate the Selected Monthly Premium Benefit is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the request will be effective on that date. If the request is not received on a Monthly Processing Date, or is received on or after the close of trading on the NYSE, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Selected Monthly Premium Benefit Subject to applicable terms and conditions, the Selected Monthly Premium Benefit shall be the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits), or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured, if the total disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit provides for a credit of the greater of (1) premium amount selected by the Owner subject to Company limitations, or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday. A total disability is one in which the Insured is unable to perform the substantial and material duties of an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation also includes one for which the Insured is reasonably qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an accident or sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company. This Optional Benefit is not available to be added to the Policy if, on the date the Optional Benefit is requested, the Insured is totally disabled, or, as noted above, the Attained Age or underwriting classification of the Insured is outside the range within which the Company offers these Optional Benefits, or should these Optional Benefits become unavailable in your state of issue. The Selected Monthly Premium Benefit terminates on the earliest of: (1) the Policy Anniversary that is nearest the 65th birthday of the Insured unless the Insured became totally disabled prior to the Policy Anniversary that is nearest the 60th birthday of the Insured; (2) when the Policy terminates; (3) when the Policy becomes Paid-Up insurance; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office. The amounts credited under the Selected Monthly Premium Benefit are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts credited under this benefit will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit. The amounts credited under this benefit are subject to the same transaction fees as any other Premium Payment. (See “Charges and Deductions—Premium Expense Charges”).
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver Benefit: Selected Monthly Premium	For an Insured who has become totally disabled the company will make minimum premium payments equal to or greater than monthly charges without the Policy lapsing	Optional
•Not available for all
ages or
underwriting
classifications
•The insured must
become totally
disabled while this
benefit is in force
and the disability
must result from
an accident or
sickness and must
last for at least six
months
•There is a charge
for this benefit

Death Benefit Guarantee	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy	Optional	•Must be elected at issue •Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination •There is a charge for this benefit
Surrender of Policy Endorsement (SOPE)	Allows for receipt of an additional amount in excess of Cash Surrender Value if the Policy is surrendered within the first ten Policy Years	Optional	•Some monthly charges are higher for policies issued with a SOPE •May not be available in all states
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected
by Owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•For death benefit
proceeds, must be
selected while the
Insured is living or
within 60 days
after the death of
the Insured

Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	•Requires premium payments be paid •There may be a cost associated with exchange •Exchange may have tax consequences
Paid-up Insurance	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations	Standard
•Must be selected
by Owner
•Election is
irrevocable
•Policy Debt and
charges continue
•When in force as
Paid-up insurance,
no additional
premium is allowed
on the Policy, your
Death Benefit
option will be
irrevocably
changed and you
may not add
optional benefits to
the Policy

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	•Must be selected by Owner
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	•Must be selected by Owner •The SAS Account is not included in portfolio rebalancing
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
•Must be selected
by Owner
•Only one model is
available at a time
•Models are “static”
and therefore the
Owner must make
an affirmative
election to change
models
•Available models
may change in the
future

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Name of Benefit
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A—Portfolios Available under Your PolicyThe following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
Prospectuses Available [Text Block]	The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.43%	49.69%	13.38%	10.82%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	50.99%	17.78%	14.56%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	25.78%	15.50%	10.57%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	20.61%	10.94%	9.17%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	26.04%	15.45%	11.80%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	3.80%	10.57%	7.80%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	3.71%	8.48%	8.07%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.57%[1]	9.68%	11.32%	7.96%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%[1]	14.96%	10.00%	7.05%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	16.15%	12.34%	8.99%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	6.26%	11.21%	8.93%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.57%	18.36%	9.80%	7.68%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	15.76%	10.66%	8.29%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.88%[1]	13.85%	9.43%	6.73%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	20.77%	11.33%	5.99%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	12.95%	8.82%	4.42%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	16.09%	4.47%	1.68%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.91%[1]	6.91%	3.13%	1.44%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2,4]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.83%	1.68%	1.07%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.39%	5.26%	1.80%	1.44%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	6.19%	1.41%	1.94%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.16%[1]	3.33%	-1.76%	1.81%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.44%[1]	3.90%	2.86%	2.06%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	13.24%	5.33%	4.42%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	9.71%	2.34%	3.02%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	13.07%	6.73%	5.34%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	15.24%	8.28%	6.26%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]	Fidelity Management & Research Company LLC (FMR)[6]	0.57%	15.08%	12.45%	8.12%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[5]	FMR[6]	0.56%	33.45%	16.65%	11.61%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[7]	Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Long-term growth of capital	U.S. Strategic Equity Fund[8]	Russell Investment Management LLC (RIM)[9]	0.93%[1]	26.29%	14.19%	10.23%
Long-term growth of capital	U.S. Small Cap Equity Fund[8]	RIM[9]	1.16%[1]	13.61%	10.75%	6.60%
Current income and long- term growth of capital	Global Real Estate Securities Fund[8]	RIM[9]	0.90%	10.55%	3.50%	4.02%
Long-term growth of capital	International Developed Markets Fund[8]	RIM[9]	1.03%[1]	16.26%	7.46%	3.94%
Provide total return	Strategic Bond Fund[8]	RIM[9]	0.67%	4.02%	0.72%	1.49%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[8]	RIM[9]	0.86%[1]	11.32%	4.00%	3.51%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[8]	RIM[9]	0.91%[1]	14.52%	6.30%	4.68%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[8]	RIM[9]	1.00%[1]	17.96%	8.25%	5.69%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[8]	RIM[9]	1.03%[1]	19.52%	8.88%	6.03%
Total return	Commodity Return Strategy Portfolio – Class 2[10]	Credit Suisse Asset Management, LLC	0.78%	-8.90%	N/A	16.48%

Portfolio Company Name [Text Block]	Portfolio and Adviser/Sub-adviser (if applicable)1 Year
Portfolio Company Objective [Text Block]	InvestmentObjective
Temporary Fee Reductions, Current Expenses [Text Block]	This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Executive Variable Universal Life II | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Policy. Each Portfolio (and any fixed account investment option) will have its own unique risks and you should review these investment options before making an investment decision.
Executive Variable Universal Life II | PolicyLapseMember
Prospectus:
Risk [Text Block]	Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid. After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Principal Risk [Text Block]	Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period, unless the Death Benefit Guarantee is in effect. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Executive Variable Universal Life II | PolicyforLongTermProtectionMember
Prospectus:
Principal Risk [Text Block]	Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. The value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Executive Variable Universal Life II | InsuranceDefaultRiskMember
Prospectus:
Principal Risk [Text Block]	Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, including any available fixed options, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Executive Variable Universal Life II | PolicyLoanRisksMember
Prospectus:
Principal Risk [Text Block]	Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse.
Executive Variable Universal Life II | LimitationsonAccesstoYourValuesMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Your Values Accessing your Policy's value may have tax consequences. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Contract Fund Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.

Amounts allocated to the NM Strength and Stability Account cannot be transferred to the Divisions. As a result you should carefully consider whether this option meets your investment needs.
Executive Variable Universal Life II | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).
Executive Variable Universal Life II | RiskofanIncreaseinCurrentFeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.
Executive Variable Universal Life II | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future. Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Executive Variable Universal Life II | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
Executive Variable Universal Life II | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. The value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Executive Variable Universal Life II | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed, and you can lose money. Depending on any Death Benefit Guarantee in effect, you may be required to pay more premiums than originally planned in order to keep the Policy in force. A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Executive Variable Universal Life II | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Executive Variable Universal Life II | GrowthStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Adviser [Text Block]	Mason Street Advisors, LLC (MSA)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	49.69%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Executive Variable Universal Life II | FocusedAppreciationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Focused Appreciation Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	50.99%
Average Annual Total Returns, 5 Years [Percent]	17.78%
Average Annual Total Returns, 10 Years [Percent]	14.56%
Executive Variable Universal Life II | LargeCapCoreStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Core Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	25.78%
Average Annual Total Returns, 5 Years [Percent]	15.50%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Executive Variable Universal Life II | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	9.17%
Executive Variable Universal Life II | Index500StockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Index 500 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s 500®Composite Stock Price Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	26.04%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Executive Variable Universal Life II | LargeCompanyValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Company Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; income is a secondary objective
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Executive Variable Universal Life II | DomesticEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Executive Variable Universal Life II | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.68%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Executive Variable Universal Life II | MidCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Executive Variable Universal Life II | Index400StockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Index 400 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Executive Variable Universal Life II | MidCapValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.26%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Executive Variable Universal Life II | SmallCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Executive Variable Universal Life II | Index600StockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Index 600 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Executive Variable Universal Life II | SmallCapValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Executive Variable Universal Life II | InternationalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	5.99%
Executive Variable Universal Life II | ResearchInternationalCorePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Research International Core Portfolio[2]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Executive Variable Universal Life II | InternationalEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	International Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Executive Variable Universal Life II | EmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Executive Variable Universal Life II | GovernmentMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Government Money Market Portfolio[2,4]
Portfolio Company Objective [Text Block]	Maximum current income to the extent consistent with liquidity and stability of capital[3]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Executive Variable Universal Life II | ShortTermBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Short-Term Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with prudent investment risk
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Executive Variable Universal Life II | SelectBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Select Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Executive Variable Universal Life II | LongTermUSGovernmentBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Long-Term U.S. Government Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.16%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	(1.76%)
Average Annual Total Returns, 10 Years [Percent]	1.81%
Executive Variable Universal Life II | InflationProtectionPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protection Portfolio[2]
Portfolio Company Objective [Text Block]	Pursue total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Executive Variable Universal Life II | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio[2]
Portfolio Company Objective [Text Block]	High current income and capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.24%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Executive Variable Universal Life II | MultiSectorBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Multi-Sector Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with prudent investment management
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Executive Variable Universal Life II | BalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio[2]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Executive Variable Universal Life II | AssetAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Portfolio[2]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with reasonable investment risk
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	6.26%
Executive Variable Universal Life II | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Executive Variable Universal Life II | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio – Initial Class[5]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Executive Variable Universal Life II | SustainableEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Sustainable Equity Portfolio[7]
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Executive Variable Universal Life II | USStrategicEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Strategic Equity Fund[8]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Russell Investment Management LLC (RIM)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	26.29%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Executive Variable Universal Life II | USSmallCapEquityFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Small Cap Equity Fund[8]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Executive Variable Universal Life II | GlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Real Estate Securities Fund[8]
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Executive Variable Universal Life II | InternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Developed Markets Fund[8]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Executive Variable Universal Life II | StrategicBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Strategic Bond Fund[8]
Portfolio Company Objective [Text Block]	Provide total return
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Executive Variable Universal Life II | LifePointsVariableTargetPortfolioSeriesModerateStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[8]
Portfolio Company Objective [Text Block]	Current income and moderate long-term capital appreciation
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Executive Variable Universal Life II | LifePointsVariableTargetPortfolioSeriesBalancedStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[8]
Portfolio Company Objective [Text Block]	Above-average long-term capital appreciation and a moderate level of current income
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Executive Variable Universal Life II | LifePointsVariableTargetPortfolioSeriesGrowthStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[8]
Portfolio Company Objective [Text Block]	High long-term capital appreciation; and as a secondary objective, current income
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Executive Variable Universal Life II | LifePointsVariableTargetPortfolioSeriesEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[8]
Portfolio Company Objective [Text Block]	High long-term capital appreciation
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Executive Variable Universal Life II | CommodityReturnStrategyPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Commodity Return Strategy Portfolio – Class 2[10]
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(8.90%)
Average Annual Total Returns, 10 Years [Percent]	16.48%
Executive Variable Universal Life II | WaiverBenefitMember
Prospectus:
Name of Benefit [Text Block]	Waiver Benefit: Selected Monthly Premium
Purpose of Benefit [Text Block]	For an Insured who has become totally disabled the company will make minimum premium payments equal to or greater than monthly charges without the Policy lapsing
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Not available for all ages or underwriting classifications•The insured must become totally disabled while this benefit is in force and the disability must result from an accident or sickness and must last for at least six months•There is a charge for this benefit
Name of Benefit [Text Block]	Waiver Benefit: Selected Monthly Premium
Executive Variable Universal Life II | DeathBenefitGuaranteeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Death Benefit Guarantee Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Datewhen the Death Benefit Guarantee is in force
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.02%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	Allows you to select a Death Benefit GuaranteePeriod during which the Policy is guaranteed not to terminate due to insufficient value in your Policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be elected at issue•Monthly charges will reduce the value in your Policyduring the guarantee period, which may eventually result in termination•There is a charge for this benefit
Name of Benefit [Text Block]	Death Benefit Guarantee
Executive Variable Universal Life II | SurrenderofPolicyEndorsementSOPEMember
Prospectus:
Name of Benefit [Text Block]	Surrender of Policy Endorsement (SOPE)
Purpose of Benefit [Text Block]	Allows for receipt of an additional amount in excess of Cash Surrender Value if the Policy is surrendered within the first ten Policy Years
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Some monthly charges are higher for policies issued with a SOPE •May not be available in all statesName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Surrender of Policy Endorsement (SOPE)
Executive Variable Universal Life II | IncomePlansMember
Prospectus:
Name of Benefit [Text Block]	Income Plans
Purpose of Benefit [Text Block]	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be selected by Owner•Payments are subject to fixed rates and not investment performance of the Portfolios•For death benefit proceeds, must be selected while the Insured is living or within 60 days after the death of the Insured
Name of Benefit [Text Block]	Income Plans
Executive Variable Universal Life II | ExchangeforaFixedBenefitPolicyMember
Prospectus:
Name of Benefit [Text Block]	Exchange for a Fixed Benefit Policy
Purpose of Benefit [Text Block]	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Requires premium payments be paid•There may be a cost associated with exchange•Exchange may have tax consequences
Name of Benefit [Text Block]	Exchange for a Fixed Benefit Policy
Executive Variable Universal Life II | PaidupInsuranceMember
Prospectus:
Name of Benefit [Text Block]	Paid-up Insurance
Purpose of Benefit [Text Block]	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be selected by Owner•Election is irrevocable•Policy Debt and charges continue•When in force as Paid-up insurance, no additional premium is allowed on the Policy, your Death Benefitoption will be irrevocably changed and you may not add optional benefits to the Policy
Name of Benefit [Text Block]	Paid-up Insurance
Executive Variable Universal Life II | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be selected by Owner
Name of Benefit [Text Block]	Dollar Cost Averaging
Executive Variable Universal Life II | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be selected by Owner•The SAS Account is not included in portfolio rebalancingName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Portfolio Rebalancing
Executive Variable Universal Life II | AssetAllocationModelsMember
Prospectus:
Name of Benefit [Text Block]	Asset Allocation Models
Purpose of Benefit [Text Block]	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be selected by Owner•Only one model is available at a time•Models are “static” and therefore the Owner must make an affirmative election to change models•Available models may change in the future
Name of Benefit [Text Block]	Asset Allocation Models
Executive Variable Universal Life II | FederalDeferredAcquisitionCostMember
Prospectus:
Premium Taxes, Description [Text Block]	Federal Deferred Acquisition Cost Charge[1]
Premium Taxes, When Deducted [Text Block]	Upon each Premium Payment
Premium Taxes (of Other Amount), Current [Percent]	0.55%
Premium Taxes, Footnotes [Text Block]	This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.
Executive Variable Universal Life II | DeathBenefitOptionsMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Change in Death Benefit Option Fee[4]
Other Transaction Fee, When Deducted [Text Block]	Upon change in Death Benefit option
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Executive Variable Universal Life II | ChangeinSpecifiedAmountMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Change in Specified Amount Fee[4]
Other Transaction Fee, When Deducted [Text Block]	Upon change in Specified Amount
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Executive Variable Universal Life II | RequestforAdditionalIllustrationMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Request for Additional Illustration Charge[4,5]
Other Transaction Fee, When Deducted [Text Block]	Upon request for more than one illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.
Executive Variable Universal Life II | ExpeditedDeliveryMember
Prospectus:
Transfer Fee, Maximum [Dollars]	$ 75
Other Transaction Fee, Description [Text Block]	Expedited Delivery Charge[4,6]
Other Transaction Fee, When Deducted [Text Block]	When express mail delivery is requested
Other Transaction Fee, Current [Dollars]	$ 15
Other Transaction Fee, Minimum [Dollars]	$ 50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Executive Variable Universal Life II | WireTransferMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Wire Transfer Fee[4,6]
Other Transaction Fee, When Deducted [Text Block]	When a wire transfer is requested
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	25
Other Transaction Fee, Minimum [Dollars]	$ 50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Executive Variable Universal Life II | PolicyDebtMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Debt Expense Charge[11]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Datewhen there is Policy Debt
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.16667%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.06%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0183%
Optional Benefit Expense, Footnotes [Text Block]	This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the interest rate is calculated. The current Policy DebtExpense Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
Executive Variable Universal Life II | UnderwritingandIssueMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Underwriting and Issue Charge[12]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Dateduring the first ten Policy Years
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	$0.004 (monthly) per $1,000 of Initial Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.029%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.004%
Optional Benefit Expense, Footnotes [Text Block]	The current minimum Specified Amount is $50,000 for all Issue Ages.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18, Class 1 to 9 Non-Tobacco/Occasional Tobacco; Standard Plus Tobacco; and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18-75, Guaranteed Issue underwriting classification.
Executive Variable Universal Life II | SelectedMonthlyPremiumBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Selected Monthly Premium Benefit Charge[15]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.04 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.01 (monthly) per $1.00 of Selected Monthly Premium, or $0.01 (monthly) per $1.00 of Specified Monthly Charges

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.09%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.03%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.004%
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Selected Monthly Premium vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy – Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 18, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
Executive Variable Universal Life II | SpecifiedMonthlyChargesMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.014%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.05%